CMO Agreement (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Value issued for services	$ 25,000
Development and Manufacturing Services Agreement [Member] | Lonza AG [Member] | Ocean Biomedical Inc [Member]
Value issued for services		$ 543,691